Inventories - Restructuring Reserve by Type of Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Valuation Reserve [Roll Forward]
Balance at beginning of year	$ (43)	$ (34)	$ (40)
Provisions, net	(1)	(34)	(29)
Amounts written off	11	24	23
Other	4	1	12
Balance at end of year	$ (28)	$ (43)	$ (34)